UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2012             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Shares	Value
Other Investment Companies - 99.8%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07% (cost $13,823,273)	13,823,273	$13,823,273

Value
Total Investments - 99.8% (cost $13,823,273)	$13,823,273
Other Assets, less Liabilities - 0.2%	27,449
Net Assets - 100.0%	$13,850,722

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 61.8%
Consumer Discretionary - 7.2%
Carnival Corp.	5,300	$193,132
CBS Corp., Class B	7,450	270,658
Dillard’s, Inc., Class A	2,400	173,568
Expedia, Inc.	5,200	300,768
Garmin, Ltd.	1,600	66,784
H&R Block, Inc.	5,300	91,849
Harley-Davidson, Inc.	1,450	61,437
Leggett & Platt, Inc.	2,500	62,625
Liberty Media Corp. - Liberty Capital, Class A*	2,300	239,591
Polaris Industries, Inc.	4,000	323,480
PulteGroup, Inc.*	7,100	110,050
Regal Entertainment Group, Class A2	9,500	133,665
Ross Stores, Inc.	3,100	200,260
Scripps Networks Interactive, Inc., Class A	2,300	140,829
TJX Cos., Inc.	4,600	206,034
TRW Automotive Holdings Corp.*	5,150	225,107
VF Corp.	525	83,664
Total Consumer Discretionary		2,883,501
Consumer Staples - 6.9%
Archer-Daniels-Midland Co.	6,800	184,824
Clorox Co., The	1,100	79,255
Colgate-Palmolive Co.	2,800	300,216
Costco Wholesale Corp.	2,400	240,300
Dean Foods Co.*	14,700	240,345
Dr Pepper Snapple Group,, Inc.	6,700	298,351
Herbalife, Ltd.	5,050	239,370
Kroger Co., The	9,600	225,984
Molson Coors Brewing Co., Class B	4,500	202,725
Philip Morris International, Inc.	4,800	431,712
Wal-Mart Stores, Inc.	3,900	287,820
Total Consumer Staples		2,730,902
Energy - 6.2%
Chevron Corp.	4,350	507,036
ConocoPhillips	4,750	271,605
Diamond Offshore Drilling, Inc.[2]	3,100	204,011
Exxon Mobil Corp.	7,045	644,265
National Oilwell Varco, Inc.	2,850	228,313
Phillips 66	2,650	122,881
Plains Exploration & Production Co.*	2,700	101,169
Tesoro Corp.	5,500	230,450
Valero Energy Corp.	4,800	152,064
Total Energy		2,461,794

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.4%
Allstate Corp., The	5,900	$233,699
BB&T Corp.	8,000	265,280
Berkshire Hathaway, Inc., Class B*	1,350	119,070
Discover Financial Services	6,600	262,218
Everest Re Group, Ltd.	3,400	363,664
Fidelity National Financial, Inc., Class A	3,200	68,448
Goldman Sachs Group, Inc., The	1,625	184,730
JPMorgan Chase & Co.	10,748	435,079
KeyCorp	16,000	139,840
Public Storage	2,100	292,257
Regions Financial Corp.	9,600	69,216
Simon Property Group, Inc.	2,150	326,391
SLM Corp.	12,700	199,644
Travelers Cos., Inc., The	3,800	259,388
US Bancorp	8,150	279,545
Wells Fargo & Co.	7,400	255,522
Total Financials		3,753,991
Health Care - 7.2%
Abbott Laboratories	7,900	541,624
Aetna, Inc.	5,400	213,840
AmerisourceBergen Corp.	4,100	158,711
Amgen, Inc.	2,153	181,541
Celgene Corp.*	1,000	76,400
Express Scripts Holding Co.*	1,800	112,806
Humana, Inc.	2,325	163,099
Johnson & Johnson	7,250	499,597
Pfizer, Inc.	23,557	585,391
United Therapeutics Corp.*	3,800	212,344
Warner Chilcott PLC	8,000	108,000
Total Health Care		2,853,353
Industrials - 5.5%
Cummins, Inc.	3,200	295,072
Delta Air Lines, Inc.*	18,500	169,460
General Electric Co.	26,350	598,408
Ingersoll-Rand PLC	4,400	197,208
Northrop Grumman Corp.	5,800	385,294
Union Pacific Corp.	2,300	273,010
United Technologies Corp.	1,800	140,922
WW Grainger, Inc.	695	144,817
Total Industrials		2,204,191

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.5%
AOL, Inc.*	3,300	$116,259
Apple, Inc.	1,565	1,044,262
Automatic Data Processing, Inc.	3,425	200,911
Avago Technologies, Ltd.	5,300	184,785
Brocade Communications Systems, Inc.*	20,500	121,258
Cadence Design Systems, Inc.*	20,200	259,873
Cisco Systems, Inc.	20,300	387,527
Google, Inc., Class A*	295	222,578
Intel Corp.	7,000	158,760
International Business Machines Corp.	2,700	560,115
Jabil Circuit, Inc.	3,700	69,264
LSI Corp.*	16,800	116,088
Microsoft Corp.	15,450	460,101
Oracle Corp.	5,225	164,535
VeriSign, Inc.*	3,500	170,415
Visa, Inc., Class A	4,175	560,619
Western Digital Corp.	5,050	195,587
Total Information Technology		4,992,937
Materials - 2.5%
Ball Corp.	2,800	118,468
CF Industries Holdings, Inc.	1,350	300,024
Commercial Metals Co.	7,100	93,720
Nucor Corp.	5,100	195,126
PPG Industries, Inc.	2,575	295,713
Total Materials		1,003,051
Telecommunication Services - 1.9%
AT&T, Inc.	10,000	377,000
Verizon Communications, Inc.	8,600	391,902
Total Telecommunication Services		768,902
Utilities - 2.5%
Ameren Corp.	8,950	292,396
American Water Works Co, Inc.	4,000	148,240
Consolidated Edison, Inc.	5,200	311,428
NiSource, Inc.	8,850	225,498
Total Utilities		977,562
Total Common Stocks (cost $21,357,089)		24,630,184

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 1.8%
Financials - 0.1%
American Express Co., 7.250%, 05/20/14	$40,000	$44,167
General Electric Capital Corp., MTN, Series A, 6.750%, 03/15/32	10,000	12,848
Total Financials		57,015
Industrials - 1.2%
Altria Group, Inc., 9.700%, 11/10/18	7,000	10,039
AT&T, Inc., 5.100%, 09/15/14	70,000	76,147
Coca-Cola Refreshments USA, Inc., 7.375%, 03/03/14	40,000	43,868
ConocoPhillips, 4.600%, 01/15/15	15,000	16,383
EI du Pont de Nemours & Co., 5.000%, 01/15/13	6,000	6,078
Honeywell International, Inc., 4.250%, 03/01/13	45,000	45,736
International Business Machines Corp., 4.000%, 06/20/42	16,000	17,529
Kellogg Co., Series B, 7.450%, 04/01/31	15,000	21,007
McDonald’s Corp.,
Series MTN, 4.300%, 03/01/13	35,000	35,565
Series MTN, 6.300%, 10/15/37	15,000	21,578
PepsiCo, Inc., 2.500%, 05/10/16	35,000	36,972
Pfizer, Inc., 6.200%, 03/15/19	20,000	25,515
United Parcel Service, Inc., 6.200%, 01/15/38	20,000	28,410
Verizon Communications, Inc., 3.000%, 04/01/16	35,000	37,727
Wal-Mart Stores, Inc., 6.500%, 08/15/37	20,000	28,756
Wyeth LLC, 5.500%, 03/15/13	35,000	35,834
Total Industrials		487,144
Utilities - 0.5%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	15,000	22,375
Dominion Resources, Inc., 4.450%, 03/15/21	10,000	11,508
Duke Energy Corp., 3.550%, 09/15/21	20,000	21,324
Florida Power & Light Co., 4.850%, 02/01/13	40,000	40,589
Georgia Power Co., 5.400%, 06/01/40	15,000	18,520
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	20,000	22,503
4.875%, 01/15/15	40,000	43,802
Total Utilities		180,621
Total Corporate Bonds and Notes (cost $664,510)		724,780

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 36.7%
Federal Home Loan Banks - 3.6%
FHLB,
1.625%, 11/21/12	$290,000	$290,592
5.000%, 11/17/17	565,000	684,760
5.375%, 05/18/16	385,000	452,007
Total Federal Home Loan Banks		1,427,359
Federal Home Loan Mortgage Corporation - 6.1%
FHLMC,
2.500%, 05/27/16[2]	460,000	493,792
3.500%, 03/01/42	212,868	228,750
3.750%, 03/27/19	520,000	606,869
4.500%, 11/01/24 to 11/01/39	535,659	576,332
4.750%, 11/17/15	115,000	130,497
5.000%, 12/01/20	33,084	35,841
5.500%, 04/01/38	158,388	172,632
6.000%, 01/01/38 to 06/01/38	171,416	188,733
Total Federal Home Loan Mortgage Corporation		2,433,446
Federal National Mortgage Association - 13.7%
FNMA,
2.500%, 04/01/22	393,947	413,468
3.000%, 03/01/42	640,966	677,528
3.500%, 09/01/25 to 04/01/42	528,288	565,520
4.000%, 08/01/19 to 12/01/41	805,436	866,124
4.500%, 11/01/19 to 05/01/41	732,230	794,856
5.000%, 05/11/17 to 08/01/41	915,301	1,036,835
5.375%, 07/15/16 to 06/12/17	560,000	673,504
5.500%, 02/01/22 to 06/01/38	251,131	275,778
6.000%, 03/01/37 to 06/01/38	105,642	117,581
6.500%, 03/01/37	29,985	34,150
Total Federal National Mortgage Association		5,455,344
United States Treasury Securities - 13.3%
U.S. Treasury Bonds,
3.125%, 11/15/41	330,000	351,605
3.500%, 02/15/39	390,000	447,769
4.750%, 02/15/41	765,000	1,072,196
U.S. Treasury Notes,
0.375%, 07/31/13	130,000	130,234
0.625%, 01/31/13 to 07/15/14	970,000	972,310
1.000%, 03/31/17	845,000	862,032
2.625%, 08/15/20	770,000	851,391
2.750%, 02/28/18	555,000	615,270
Total United States Treasury Securities		5,302,807
Total U.S. Government and Agency Obligations (cost $14,246,891)		14,618,956

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 3.1%[1]
BNY Mellon Overnight Government Fund, 0.20%[3]	812,179	$812,179
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	434,870	434,870
Total Other Investment Companies (cost $1,247,049)		1,247,049
Total Investments - 103.4% (cost $37,515,539)		41,220,969
Other Assets, less Liabilities - (3.4)%		(1,342,322)
Net Assets - 100.0%		$39,878,647

Managers High Yield Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Principal Amount	Value
Bank Loan Obligations - 0.7%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, 5.467%, 01/28/18 (10/25/12)[4]	$70,221	$64,001
Clear Channel Communications, Inc., Term Loan, Class B, 3.866%, 01/29/16 (10/31/12)[4]	60,768	49,830
First Data Corp., Extended 2018 Dollar Term Loan, 4.217%, 03/23/18 (10/24/12)[4]	48,028	45,995
SUPERVALU Inc., Term Loan, 8.000%, 08/30/18 (10/31/12)[4]	19,950	20,101
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (12/31/12)[4]	45,000	45,225
Total Bank Loan Obligations (cost $202,525)		225,152

	Shares
Common Stocks - 0.0%#
GMX Resources, Inc.(Energy)*,5 (cost $2,156)	2,156	1,725

	Principal Amount
Corporate Bonds and Notes - 91.4%
Financials - 6.5%
Ally Financial, Inc.,
4.625%, 06/26/15	$80,000	82,092
5.500%, 02/15/17	70,000	73,241
6.250%, 12/01/17	325,000	352,734
Bank of America Corp., Series K, 8.000%, 12/29/49[6]	130,000	141,716
CIT Group, Inc.,
4.250%, 08/15/17	95,000	99,064
5.000%, 05/15/17	55,000	58,988
5.250%, 03/15/18	110,000	118,525
CNH Capital LLC, 6.250%, 11/01/16 (a)	50,000	54,563
Ford Motor Credit Co. LLC, 6.625%, 08/15/17	100,000	116,114
International Lease Finance Corp.,
4.875%, 04/01/15	20,000	20,863
5.875%, 04/01/19	75,000	79,896
6.250%, 05/15/19	35,000	37,800
8.625%, 09/15/15	90,000	102,825
8.750%, 03/15/17	270,000	317,250
Nuveen Investments, Inc., 9.500%, 10/15/20 (a)	80,000	80,000
Realogy Corp.,
7.625%, 01/15/20 (a)	65,000	71,987
7.875%, 02/15/19 (a)	110,000	116,050
Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)	90,000	89,775
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	60,000	60,525
Total Financials		2,074,008
Industrials - 82.8%
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	66,225

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
Accellent, Inc.,
8.375%, 02/01/17	$80,000	$82,600
10.000%, 11/01/17	85,000	72,250
Access Midstream Partners L.P. / ACMP Finance Corp., 6.125%, 07/15/22[2]	50,000	53,125
ADS Waste Holdings, Inc., 8.250%, 10/01/20 (a)	25,000	25,563
Aircastle, Ltd.,
6.750%, 04/15/17	30,000	32,475
7.625%, 04/15/20	10,000	11,125
9.750%, 08/01/18	75,000	85,875
Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	180,000	118,800
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	90,000	96,975
AMC Entertainment, Inc.,
8.750%, 06/01/19	40,000	44,300
9.750%, 12/01/20	130,000	147,063
American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (a)	20,000	22,450
American Axle & Manufacturing, Inc.,
7.750%, 11/15/19[2]	25,000	27,688
7.875%, 03/01/17[2]	65,000	67,925
American Tire Distributors, Inc., 9.750%, 06/01/17	40,000	42,900
Amkor Technology, Inc., 7.375%, 05/01/18	55,000	57,475
Anixter, Inc., 5.625%, 05/01/19	35,000	36,750
Arch Coal, Inc.,
7.000%, 06/15/19[2]	35,000	29,575
7.250%, 06/15/21[2]	50,000	42,000
8.750%, 08/01/16[2]	65,000	64,025
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	213,000
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	36,881
Aspect Software, Inc., 10.625%, 05/15/17	55,000	56,788
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	60,000	59,100
Atkore International, Inc., 9.875%, 01/01/18	90,000	87,975
Audatex North America, Inc., 6.750%, 06/15/18 (a)	60,000	64,350
Avaya, Inc.,
7.000%, 04/01/19 (a)	90,000	84,150
9.750%, 11/01/15	10,000	8,925
10.125%, 11/01/15	79,893	71,704
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
8.250%, 01/15/19	155,000	169,531
9.625%, 03/15/18	40,000	44,600
Belden, Inc., 5.500%, 09/01/22 (a)	70,000	71,925
Berry Petroleum Co., 6.375%, 09/15/22	40,000	42,300
Biomet, Inc., 6.500%, 08/01/20 (a)	165,000	171,394
Block Communications, Inc., 7.250%, 02/01/20 (a)	60,000	64,050

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
Bombardier, Inc.,
5.750%, 03/15/22 (a)[2]	$40,000	$41,200
7.750%, 03/15/20 (a)	30,000	34,575
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22 (a)	70,000	72,800
8.625%, 10/15/20	70,000	76,825
Building Materials Corp. of America, 6.875%, 08/15/18 (a)	30,000	32,325
Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (a)[2]	141,000	148,226
BWAY Holding Co., 10.000%, 06/15/18	110,000	124,300
Cablevision Systems Corp., Series B, 8.625%, 09/15/17	110,000	128,425
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20 (a)	70,000	70,175
10.000%, 12/15/18	57,000	37,620
11.250%, 06/01/17	265,000	286,200
Caesars Operating Escrow LLC / Caesars Escrow Corp., 9.000%, 02/15/20 (a)	40,000	40,600
Case New Holland, Inc., 7.875%, 12/01/17	50,000	58,875
CCO Holdings LLC / CCO Holdings Capital Corp.,
7.000%, 01/15/19	50,000	54,375
7.375%, 06/01/20	10,000	11,213
7.875%, 04/30/18	200,000	217,500
CDW LLC / CDW Finance Corp.,
8.000%, 12/15/18	15,000	16,650
8.500%, 04/01/19	140,000	152,950
Central Garden and Pet Co., 8.250%, 03/01/18	140,000	149,100
CenturyLink, Inc., 5.800%, 03/15/22	75,000	81,761
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (a)	50,000	53,625
CEVA Group PLC, 8.375%, 12/01/17 (a)	150,000	146,062
Chesapeake Energy Corp.,
6.625%, 08/15/20[2]	5,000	5,181
6.875%, 08/15/18	55,000	57,475
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (a)	25,000	24,125
Choice Hotels International, Inc., 5.750%, 07/01/22	20,000	21,900
Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19	200,000	213,000
CHS/Community Health Systems, Inc.,
5.125%, 08/15/18	45,000	46,800
8.000%, 11/15/19	30,000	33,075
Cincinnati Bell, Inc., 8.375%, 10/15/20	45,000	48,600
Cinemark USA, Inc., 7.375%, 06/15/21	40,000	44,700
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16[2]	100,000	107,250
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	64,750
9.000%, 03/15/19 (a)	150,000	156,375
Clean Harbors, Inc., 5.250%, 08/01/20 (a)	45,000	46,575
Clear Channel Communications, Inc., 9.000%, 03/01/21	85,000	76,075

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
Clear Channel Worldwide Holdings, Inc.,
Series A, 7.625%, 03/15/20	$5,000	$4,825
Series B, 7.625%, 03/15/20	65,000	63,700
Series B, 9.250%, 12/15/17	255,000	276,037
Clearwater Paper Corp., 7.125%, 11/01/18	5,000	5,463
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.000%, 12/01/15 (a)	65,000	64,350
14.750%, 12/01/16 (a)	10,000	10,900
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000	59,950
CommScope, Inc., 8.250%, 01/15/19 (a)	115,000	124,775
Constellation Brands, Inc.,
6.000%, 05/01/22	15,000	17,138
7.250%, 05/15/17	65,000	76,212
Cricket Communications, Inc., 7.750%, 10/15/20[2]	50,000	49,000
Crosstex Energy, L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	115,000	123,266
CSC Holdings LLC, 8.625%, 02/15/19	30,000	35,700
Dana Holding Corp., 6.500%, 02/15/19	60,000	64,200
DaVita, Inc.,
5.750%, 08/15/22	10,000	10,450
6.625%, 11/01/20	85,000	91,269
Del Monte Corp., 7.625%, 02/15/19	205,000	211,919
Denbury Resources, Inc., 8.250%, 02/15/20	60,000	67,950
DISH DBS Corp.,
4.625%, 07/15/17 (a)[2]	45,000	46,238
5.875%, 07/15/22 (a)	105,000	108,150
6.750%, 06/01/21	105,000	114,975
7.125%, 02/01/16	45,000	49,950
7.875%, 09/01/19	265,000	309,387
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	135,000	123,862
8.750%, 03/15/18 (a)	40,000	42,750
9.875%, 04/15/18 (a)	20,000	19,850
Dole Food Co., Inc., 8.000%, 10/01/16 (a)	40,000	42,050
Eagle Rock Energy Partners L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19 (a)[2]	85,000	83,938
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000	157,144
El Paso LLC, 7.250%, 06/01/18	75,000	86,739
Encore Acquisition Co., 9.500%, 05/01/16	10,000	10,900
EP Energy LLC / EP Energy Finance, Inc.,
6.875%, 05/01/19 (a)	30,000	32,138
9.375%, 05/01/20 (a)	130,000	141,862
EP Energy LLC / Everest Acquisition Finance, Inc., 7.750%, 09/01/22 (a)	30,000	30,675
Epicor Software Corp., 8.625%, 05/01/19	100,000	106,000
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	115,000	119,887
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20 (a)	75,000	81,562

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
First Data Corp.,
6.750%, 11/01/20 (a)	$55,000	$54,931
7.375%, 06/15/19 (a)	30,000	31,088
8.750%, 01/15/22 (a)[7]	260,000	263,250
8.875%, 08/15/20 (a)	150,000	164,250
12.625%, 01/15/21	190,000	197,837
FMG Resources August 2006 Pty, Ltd.,
6.375%, 02/01/16 (a)[2]	20,000	19,550
6.875%, 02/01/18 (a)	140,000	130,725
6.875%, 04/01/22 (a)[2]	15,000	13,781
8.250%, 11/01/19 (a)	50,000	48,750
Forest Oil Corp., 7.250%, 06/15/19[2]	100,000	99,750
Freescale Semiconductor, Inc.,
8.050%, 02/01/20	20,000	19,800
9.250%, 04/15/18 (a)	155,000	169,337
10.125%, 03/15/18 (a)	15,000	16,575
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (a)	30,000	32,025
GCI, Inc., 8.625%, 11/15/19	65,000	70,525
General Cable Corp.,
5.750%, 10/01/22 (a)	40,000	40,800
7.125%, 04/01/17	80,000	82,800
Geo Group Inc, The, 6.625%, 02/15/21	75,000	80,625
GMX Resources, Inc., 11.000%, 12/01/17[7]	56,709	53,448
Goodyear Tire & Rubber Co., The,
7.000%, 05/15/22	50,000	53,250
8.250%, 08/15/20[2]	90,000	100,125
8.750%, 08/15/20	10,000	11,425
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	95,000	100,700
Griffon Corp., 7.125%, 04/01/18	80,000	85,100
GWR Operating Partnership LLP, 10.875%, 04/01/17	65,000	75,075
GXS Worldwide, Inc., 9.750%, 06/15/15	55,000	56,925
Gymboree Corp., 9.125%, 12/01/18	95,000	90,844
H&E Equipment Services, Inc., 7.000%, 09/01/22 (a)	60,000	62,550
Hanesbrands, Inc., 6.375%, 12/15/20	50,000	54,500
HCA Holdings, Inc., 7.750%, 05/15/21[2]	250,000	273,750
HCA, Inc.,
7.500%, 02/15/22	365,000	415,187
8.000%, 10/01/18	50,000	57,875
HD Supply, Inc.,
8.125%, 04/15/19 (a)	70,000	76,125
11.000%, 04/15/20 (a)	80,000	89,000
Health Management Associates, Inc.,
6.125%, 04/15/16	115,000	125,925
7.375%, 01/15/20 (a)	55,000	59,950

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
HealthSouth Corp.,
5.750%, 11/01/24	$25,000	$25,531
7.250%, 10/01/18	40,000	43,500
7.750%, 09/15/22	50,000	54,875
8.125%, 02/15/20	20,000	22,300
Hertz Corp., The, 7.500%, 10/15/18	145,000	157,325
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18	65,000	67,112
9.000%, 11/15/20	70,000	62,825
Hiland Partners LP / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	30,000	31,238
Hillman Group, Inc., 10.875%, 06/01/18	75,000	81,000
Hologic, Inc., 6.250%, 08/01/20 (a)	20,000	21,300
Hughes Satellite Systems Corp., 6.500%, 06/15/19	55,000	59,125
Huntsman International LLC,
5.500%, 06/30/16	50,000	50,375
8.625%, 03/15/20	45,000	51,075
8.625%, 03/15/21[2]	25,000	28,750
Ineos Finance PLC, 8.375%, 02/15/19 (a)	200,000	211,250
INEOS Group Holdings Ltd., 8.500%, 02/15/16 (a)	100,000	95,000
Infor US, Inc.,
9.375%, 04/01/19 (a)	50,000	55,750
11.500%, 07/15/18 (a)	55,000	62,975
Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (a)	75,000	77,062
Intelsat Jackson Holdings SA,
6.625%, 12/15/22 (a)	115,000	114,856
7.250%, 04/01/19	70,000	75,950
7.250%, 10/15/20 (a)	135,000	145,894
11.250%, 06/15/16	66,000	68,970
Intelsat Luxembourg SA,
11.250%, 02/04/17	60,000	63,675
11.500%, 02/04/17[7]	140,000	148,925
Interactive Data Corp., 10.250%, 08/01/18	105,000	117,600
Interline Brands, Inc., 7.500%, 11/15/18	65,000	70,687
inVentiv Health, Inc.,
10.000%, 08/15/18 (a)	15,000	13,275
10.250%, 08/15/18 (a)	55,000	48,675
Isabelle Acquisition Sub, Inc., 10.000%, 11/15/18 (a)[7]	25,000	27,219
ITC Deltacom, Inc., 10.500%, 04/01/16	65,000	69,875
J. Crew Group, Inc., 8.125%, 03/01/19[2]	90,000	94,725
J.C. Penney Corp., Inc.,
5.750%, 02/15/18[2]	10,000	9,550
6.375%, 10/15/36	25,000	20,531
7.950%, 04/01/17[2]	75,000	77,812

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
James River Coal Co., 7.875%, 04/01/19	$75,000	$43,313
Jarden Corp., 7.500%, 05/01/17	105,000	120,750
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (a)	165,000	175,312
Kodiak Oil & Gas Corp., 8.125%, 12/01/19 (a)	100,000	106,125
Level 3 Communications, Inc.,
8.875%, 06/01/19 (a)	15,000	15,806
11.875%, 02/01/19	55,000	62,700
Level 3 Financing, Inc.,
8.125%, 07/01/19	90,000	96,075
8.625%, 07/15/20	50,000	54,188
9.375%, 04/01/19	65,000	72,475
Libbey Glass, Inc., 6.875%, 05/15/20 (a)	45,000	48,600
Linn Energy LLC/Linn Energy Finance Corp.,
6.250%, 11/01/19 (a)	65,000	64,756
6.500%, 05/15/19 (a)	20,000	20,100
7.750%, 02/01/21	45,000	47,813
8.625%, 04/15/20	65,000	71,500
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (a)	20,000	20,950
Ltd Brands, Inc., 6.625%, 04/01/21	45,000	51,300
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	125,000	141,250
Magnum Hunter Resources Corp., 9.750%, 05/15/20 (a)	40,000	41,000
Manitowoc Co., Inc., The, 8.500%, 11/01/20	100,000	112,375
Mantech International Corp., 7.250%, 04/15/18	65,000	68,900
Marina District Finance Co., Inc.,
9.500%, 10/15/15[2]	15,000	15,206
9.875%, 08/15/18[2]	145,000	146,087
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 5.500%, 02/15/23	70,000	73,500
Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (a)	25,000	26,188
MEG Energy Corp., 6.375%, 01/30/23 (a)	45,000	48,094
MEMC Electronic Materials, Inc., 7.750%, 04/01/19	65,000	53,625
MetroPCS Wireless, Inc., 7.875%, 09/01/18	120,000	130,200
MGM Resorts International,
6.750%, 10/01/20 (a)	50,000	50,125
7.625%, 01/15/17	170,000	181,050
8.625%, 02/01/19 (a)	115,000	125,925
9.000%, 03/15/20	170,000	190,612
Michael Foods Group, Inc., 9.750%, 07/15/18	95,000	106,400
Michaels Stores, Inc.,
7.750%, 11/01/18	135,000	145,462
13.000%, 11/01/16 (b)	29,000	30,523
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (a)	50,000	52,375
Mueller Water Products, Inc., 8.750%, 09/01/20	38,000	43,130

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
Mylan, Inc.,
7.625%, 07/15/17 (a)	$25,000	$27,813
7.875%, 07/15/20 (a)	90,000	101,475
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	74,625
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	75,000	81,938
Noranda Aluminium Acquisition Corp., 4.730%, 05/15/15 (11/15/12)[4,7]	107,114	102,294
Novelis, Inc.,
8.375%, 12/15/17	70,000	76,825
8.750%, 12/15/20	25,000	27,813
NXP, B.V. / NXP Funding LLC, 9.750%, 08/01/18 (a)	165,000	190,575
Oshkosh Corp.,
8.250%, 03/01/17	80,000	88,400
8.500%, 03/01/20	20,000	22,500
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000	74,200
PAETEC Holding Corp., 9.875%, 12/01/18	95,000	109,250
Party City Holdings, Inc., 8.875%, 08/01/20 (a)	45,000	48,150
Peabody Energy Corp.,
6.000%, 11/15/18 (a)	70,000	70,350
6.250%, 11/15/21 (a)	30,000	30,000
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)[2]	90,000	100,350
Ply Gem Industries, Inc., 8.250%, 02/15/18	80,000	83,900
Polymer Group, Inc., 7.750%, 02/01/19	70,000	74,900
PolyOne Corp., 7.375%, 09/15/20	55,000	59,813
Polypore International, Inc., 7.500%, 11/15/17	85,000	92,012
Post Holdings, Inc., 7.375%, 02/15/22 (a)	35,000	37,363
QR Energy LP / QRE Finance Corp., 9.250%, 08/01/20 (a)	60,000	61,500
Quebecor World, Escrow, 0.000%, 08/01/27[8]	165,000	1,856
Radiation Therapy Services, Inc.,
8.875%, 01/15/17	60,000	58,200
9.875%, 04/15/17	90,000	65,925
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	30,750
RBS Global, Inc. / Rexnord LLC, 8.500%, 05/01/18	115,000	127,362
Regency Energy Partners LP / Regency Energy Finance Corp., 5.500%, 04/15/23	55,000	55,756
Reichhold Industries, Inc., 9.000%, 05/08/17 (a)[7]	180,695	141,846
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
5.750%, 10/15/20 (a)	45,000	45,056
9.000%, 04/15/19	355,000	363,875
9.875%, 08/15/19	200,000	213,750
Rite Aid Corp.,
7.500%, 03/01/17	55,000	56,788
9.250%, 03/15/20	70,000	72,100
9.500%, 06/15/17[2]	15,000	15,506
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	85,000	86,594
Sabre, Inc., 8.500%, 05/15/19 (a)	135,000	139,050

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
Sally Holdings LLC / Sally Capital, Inc.,
5.750%, 06/01/22	$15,000	$16,050
6.875%, 11/15/19	30,000	33,525
SandRidge Energy, Inc.,
7.500%, 03/15/21 (a)	30,000	31,050
7.500%, 02/15/23 (a)	50,000	51,625
8.000%, 06/01/18 (a)	35,000	36,925
8.125%, 10/15/22 (a)	35,000	37,319
SBA Telecommunications, Inc., 8.250%, 08/15/19	44,000	49,390
Scotts Miracle-Gro Co., The,
6.625%, 12/15/20	60,000	64,950
7.250%, 01/15/18	20,000	21,550
Sealed Air Corp.,
8.125%, 09/15/19 (a)	25,000	27,938
8.375%, 09/15/21 (a)	45,000	50,625
Sealy Mattress Co.,
8.250%, 06/15/14[2]	190,000	193,087
10.875%, 04/15/16 (a)	25,000	27,375
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)[2]	110,000	117,975
Service Corp. International,
7.000%, 06/15/17	60,000	69,300
7.000%, 05/15/19	50,000	55,500
7.500%, 04/01/27	60,000	63,900
ServiceMaster Co., 7.000%, 08/15/20 (a)	40,000	41,200
Simmons Bedding Co., 11.250%, 07/15/15 (a)	210,000	217,980
Sinclair Television Group, Inc.,
6.125%, 10/01/22 (a)	60,000	60,375
8.375%, 10/15/18[2]	25,000	27,688
9.250%, 11/01/17 (a)	90,000	100,125
Spectrum Brands, Inc.,
6.750%, 03/15/20 (a)	35,000	36,269
9.500%, 06/15/18 (a)	120,000	135,900
Sprint Capital Corp., 8.750%, 03/15/32	595,000	618,800
Sprint Nextel Corp., 9.000%, 11/15/18 (a)	200,000	240,500
SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	100,000	113,500
Stewart Enterprises, Inc., 6.500%, 04/15/19	45,000	48,600
SunGard Data Systems, Inc.,
7.375%, 11/15/18	80,000	86,200
10.250%, 08/15/15	220,000	226,050
SUPERVALU, Inc., 8.000%, 05/01/16[2]	95,000	85,262
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a)	159,291	160,884
Syniverse Holdings, Inc., 9.125%, 01/15/19	20,000	21,600
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	65,000	69,712

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
Tenet Healthcare Corp.,
6.250%, 11/01/18	$80,000	$88,600
8.000%, 08/01/20	210,000	226,537
8.875%, 07/01/19	20,000	22,700
Terex Corp.,
6.500%, 04/01/20	25,000	26,063
8.000%, 11/15/17	110,000	114,400
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (a)	45,000	46,238
Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	30,000	33,600
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	70,000	75,950
UCI International, Inc., 8.625%, 02/15/19	110,000	110,000
United Surgical Partners International, Inc., 9.000%, 04/01/20 (a)	55,000	59,950
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	157,875
UR Merger Sub Corp.,
7.375%, 05/15/20 (a)	10,000	10,775
7.625%, 04/15/22 (a)	25,000	27,438
8.250%, 02/01/21	80,000	88,200
8.375%, 09/15/20	55,000	59,125
9.250%, 12/15/19	85,000	96,262
10.250%, 11/15/19	20,000	22,900
Vail Resorts, Inc., 6.500%, 05/01/19	80,000	87,400
Valeant Pharmaceuticals International,
6.750%, 08/15/21 (a)	90,000	93,825
6.875%, 12/01/18 (a)	80,000	84,600
7.250%, 07/15/22 (a)[2]	125,000	132,344
Venoco, Inc., 8.875%, 02/15/19	65,000	56,875
Vertellus Specialties, Inc., 9.375%, 10/01/15 (a)	15,000	11,963
Visant Corp., 10.000%, 10/01/17	33,000	32,835
Visteon Corp., 6.750%, 04/15/19	95,000	100,225
Vulcan Materials Co.,
6.500%, 12/01/16	25,000	27,563
7.500%, 06/15/21	65,000	73,775
Wind Acquisition Finance SA, 7.250%, 02/15/18 (a)	200,000	191,000
Windstream Corp.,
7.500%, 04/01/23	100,000	105,000
7.750%, 10/01/21	65,000	70,362
8.125%, 09/01/18	40,000	43,400
WMG Acquisition Corp.,
9.500%, 06/15/16	75,000	82,219
11.500%, 10/01/18	35,000	39,550
Wolverine World Wide, Inc., 6.125%, 10/15/20 (a)	10,000	10,350
WPX Energy, Inc., 6.000%, 01/15/22	90,000	97,200
Yankee Candle Co., Inc., Series B, 9.750%, 02/15/17[2]	75,000	78,937

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 82.8% (continued)
Zayo Group LLC / Zayo Capital, Inc., Series WI, 8.125%, 01/01/20	$25,000	$27,438
Total Industrials		26,241,454
Utilities - 2.1%
AES Corp., The,
8.000%, 10/15/17	30,000	34,800
9.750%, 04/15/16	95,000	114,000
Calpine Corp.,
7.250%, 10/15/17 (a)	40,000	42,900
7.500%, 02/15/21 (a)	100,000	108,500
7.875%, 07/31/20 (a)	25,000	27,438
7.875%, 01/15/23 (a)	20,000	22,200
Energy Future Holdings Corp., 10.000%, 01/15/20	50,000	55,375
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.,
6.875%, 08/15/17 (a)	20,000	20,800
10.000%, 12/01/20	51,000	57,630
NRG Energy, Inc.,
6.625%, 03/15/23 (a)[2]	70,000	71,662
7.625%, 01/15/18	75,000	81,562
8.250%, 09/01/20	35,000	38,325
Total Utilities		675,192
Total Corporate Bonds and Notes (cost $27,575,195)		28,990,654

	Shares
Other Investment Companies - 13.4%[1]
BNY Mellon Overnight Government Fund, 0.20%[3]	2,224,605	2,224,605
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	2,008,376	2,008,376
Total Other Investment Companies (cost $4,232,981)		4,232,981
Total Investments - 105.5% (cost $32,012,857)		33,450,512
Other Assets, less Liabilities - (5.5)%		(1,734,770)
Net Assets - 100.0%		$31,715,742

Managers Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

		Principal Amount	Value
Asset-Backed Securities - 3.4%
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		$483,914	$505,205
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		1,381	1,385
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		627,260	639,586
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		2,803,155	2,910,712
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 6.750%, 04/15/19		500,000	557,345
Total Asset-Backed Securities (cost $4,413,455)			4,614,233
		Shares

Common Stocks - 17.0%
Energy - 3.5%
Repsol YPF SA, ADR		97,073	1,873,509
Royal Dutch Shell PLC, ADR		42,903	2,977,897
Total Energy			4,851,406
Health Care - 4.0%
Bristol-Myers Squibb Co.		160,000	5,400,000
Information Technology - 5.7%
Intel Corp.		204,750	4,643,730
Microsoft Corp.		105,934	3,154,715
Total Information Technology			7,798,445
Materials - 1.7%
PPG Industries, Inc.		20,000	2,296,800
Telecommunication Services - 2.1%
Telecom Italia SpA, ADR		25,000	251,000
Telefonica SA, ADR		196,243	2,606,107
Total Telecommunication Services			2,857,107
Total Common Stocks (cost $22,529,786)			23,203,758

		Principal Amount

Corporate Bonds and Notes - 67.1%
Financials - 26.6%
AgriBank FCB, Series AI, 9.125%, 07/15/19		$810,000	1,076,400
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		545,451	606,163
American International Group, Inc.,
EMTN, 5.000%, 04/26/23	GBP	750,000	1,278,315
MTN, 5.450%, 05/18/17		30,000	34,276
Associates Corp. of North America, 6.950%, 11/01/18		650,000	782,565
Bank of America Corp.,
7.625%, 06/01/19		278,000	347,617
MTN, 6.750%, 09/09/13	AUD	1,000,000	1,062,110
Bear Stearns Cos. LLC, The, 4.650%, 07/02/18		480,000	544,064
Camden Property Trust, 5.700%, 05/15/17		255,000	292,918

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 26.6% (continued)
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a)	$845,000	$858,439
7.875%, 10/15/19 (a)[5]	235,000	245,990
Citigroup, Inc.,
5.500%, 10/15/14	1,340,000	1,445,675
6.125%, 05/15/18	345,000	408,913
6.125%, 08/25/36	935,000	1,018,564
Duke Realty, L.P., 5.950%, 02/15/17	35,000	39,675
Equifax, Inc., 7.000%, 07/01/37	228,000	283,961
ERP Operating, L.P.,
5.125%, 03/15/16	15,000	16,910
5.750%, 06/15/17	45,000	53,609
Forethought Financial Group, Inc., 8.625%, 04/15/21 (a)	705,000	902,705
General Electric Capital Corp., MTN, Series A, 0.755%, 05/13/24 (10/15/12)[4]	180,000	154,815
HBOS PLC,
6.000%, 11/01/33 (a)	1,000,000	858,098
GMTN, 6.750%, 05/21/18 (a)	1,955,000	1,994,100
Highwoods Realty, L.P.,
5.850%, 03/15/17	30,000	32,963
7.500%, 04/15/18	350,000	412,409
International Lease Finance Corp.,
5.750%, 05/15/16	10,000	10,652
5.875%, 04/01/19	340,000	362,197
6.250%, 05/15/19	590,000	637,200
MTN, 5.650%, 06/01/14	105,000	110,523
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[6]	25,000	13,000
Merrill Lynch & Co., Inc.,
6.110%, 01/29/37	1,800,000	1,915,753
MTN, Series C, 6.050%, 06/01/34	1,100,000	1,137,569
MetLife, Inc., 6.400%, 12/15/36	340,000	358,388
Morgan Stanley,
3.450%, 11/02/15	120,000	123,060
4.750%, 04/01/14[2]	420,000	434,937
5.500%, 07/24/20	1,800,000	1,946,574
GMTN, 5.500%, 01/26/20	200,000	218,028
MTN, 0.905%, 10/18/16 (10/18/12)[4]	100,000	93,029
MTN, 5.625%, 09/23/19	500,000	547,032
MTN, 5.950%, 12/28/17	200,000	224,905
MTN, 6.625%, 04/01/18	160,000	184,045
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)	620,000	740,736
National City Bank of Indiana, 4.250%, 07/01/18	395,000	441,476
Old Republic International Corp., 3.750%, 03/15/18[2,9]	2,745,000	2,745,000

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 26.6% (continued)
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)	$895,000	$1,154,374
ProLogis, L.P.,
5.625%, 11/15/15	15,000	16,414
5.750%, 04/01/16	15,000	16,586
Simon Property Group, L.P.,
5.250%, 12/01/16	25,000	28,667
5.750%, 12/01/15	85,000	96,218
5.875%, 03/01/17	40,000	47,056
6.100%, 05/01/16	100,000	115,453
SLM Corp.,
0.751%, 01/27/14 (10/25/12)[4]	135,000	131,144
8.450%, 06/15/18	845,000	993,903
MTN, Series A, 5.000%, 10/01/13	10,000	10,413
MTN, Series A, 5.375%, 01/15/13	20,000	20,303
Societe Generale SA, 5.200%, 04/15/21 (a)	600,000	644,975
Springleaf Finance Corp.,
MTN, 5.850%, 06/01/13[2]	80,000	80,000
MTN, Series H, 5.375%, 10/01/12	400,000	400,000
MTN, Series I, 5.400%, 12/01/15	20,000	18,062
MTN, Series J, 6.900%, 12/15/17	3,025,000	2,586,375
Standard Chartered Bank, 6.400%, 09/26/17 (a)	100,000	114,927
Standard Chartered PLC, 5.500%, 11/18/14 (a)	750,000	813,300
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)	535,000	649,652
Western Union Co., The, 6.200%, 06/21/40	5,000	5,944
Weyerhaeuser Co.,
6.875%, 12/15/33	660,000	768,946
7.375%, 10/01/19	50,000	62,132
7.375%, 03/15/32	90,000	107,092
Willis North America, Inc., 7.000%, 09/29/19	220,000	261,931
Total Financials		36,139,225
Industrials - 32.5%
Avnet, Inc.,
6.000%, 09/01/15	720,000	788,548
6.625%, 09/15/16	140,000	159,289
Cardinal Health, Inc., 4.000%, 06/15/15	320,000	344,946
CenturyLink, Inc.,
Series G, 6.875%, 01/15/28	75,000	80,785
Series P, 7.600%, 09/15/39	635,000	673,574
Series S, 6.450%, 06/15/21	500,000	565,205

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 32.5% (continued)
Chesapeake Energy Corp.,
2.250%, 12/15/38[9]	$285,000	$231,028
2.500%, 05/15/37[9]	430,000	388,344
2.750%, 11/15/35[2,9]	135,000	129,178
6.625%, 08/15/20	20,000	20,725
6.875%, 11/15/20	20,000	21,200
Ciena Corp., 0.875%, 06/15/17[9]	1,330,000	1,151,281
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	265,000	272,249
Continental Airlines, Inc.,
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	77,779	88,863
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	387,601	432,175
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	89,668	94,375
2010-1 Class B Pass Through Trust, Series B, 6.000%, 01/12/19	2,219,680	2,208,581
Cytec Industries, Inc., 6.000%, 10/01/15	80,000	87,466
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	516,594	557,922
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18	298,218	325,803
DP World, Ltd., 6.850%, 07/02/37 (a)	1,720,000	1,861,900
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000	809,971
Embarq Corp., 7.995%, 06/01/36	710,000	800,747
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000	74,725
EQT Corp., 6.500%, 04/01/18	1,730,000	1,993,256
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	240,000	287,025
6.700%, 06/01/34 (a)	65,000	77,853
7.000%, 10/15/37 (a)	925,000	1,156,442
Express Scripts Holding Co.,
6.250%, 06/15/14	305,000	332,380
7.250%, 06/15/19	165,000	212,923
Ford Motor Co., 4.250%, 11/15/16[9]	3,380,000	4,679,187
Georgia-Pacific LLC, 7.250%, 06/01/28	70,000	88,805
HCA, Inc., 7.500%, 11/06/33	75,000	73,875
Intel Corp.,
2.950%, 12/15/35[9]	265,000	289,513
3.250%, 08/01/39[9]	1,035,000	1,280,812
Intuit, Inc., 5.750%, 03/15/17	210,000	244,077
J.C. Penney Corp., Inc.,
5.750%, 02/15/18[2]	25,000	23,875
6.375%, 10/15/36	297,000	243,911
7.625%, 03/01/97	25,000	21,438
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20	425,000	496,228
5.950%, 02/15/18	1,910,000	2,302,094
Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16	165,000	178,940

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 32.5% (continued)
Kroger Co., The, 7.000%, 05/01/18		$460,000	$556,814
Macy’s Retail Holdings, Inc.,
6.790%, 07/15/27		80,000	88,947
6.900%, 04/01/29		30,000	35,488
Marks & Spencer PLC, 7.125%, 12/01/37 (a)		300,000	328,501
Masco Corp.,
5.850%, 03/15/17		350,000	380,352
6.500%, 08/15/32		25,000	25,961
7.750%, 08/01/29		350,000	370,630
Methanex Corp.,
5.250%, 03/01/22		25,000	26,757
6.000%, 08/15/15		320,000	341,242
Micron Technology, Inc., 1.875%, 06/01/14[9]		20,000	19,875
Missouri Pacific Railroad Co., 5.000%, 01/01/45[5]		200,000	165,356
Nextel Communications, Inc.,
Series C, 5.950%, 03/15/14		305,000	306,525
Series D, 7.375%, 08/01/15		217,000	218,356
Northwest Airlines 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17		261,015	277,015
Omnicare, Inc., 3.750%, 12/15/25[9]		470,000	666,225
Owens & Minor, Inc., 6.350%, 04/15/16[5]		125,000	136,806
Owens Corning,
6.500%, 12/01/16		210,000	236,030
7.000%, 12/01/36		385,000	423,733
Portugal Telecom International Finance, B.V.,
EMTN, 4.500%, 06/16/25	EUR	500,000	517,387
EMTN, 5.000%, 11/04/19	EUR	300,000	357,313
EMTN, 5.625%, 02/08/16	EUR	100,000	128,299
GMTN, 4.375%, 03/24/17	EUR	100,000	121,669
PPG Industries, Inc., 6.650%, 03/15/18		1,935,000	2,381,981
PulteGroup, Inc.,
6.000%, 02/15/35		1,265,000	1,151,150
6.375%, 05/15/33		465,000	434,775
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)		1,375,000	1,419,568
Qwest Corp., 6.875%, 09/15/33		20,000	20,350
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	266,788
Rowan Cos., Inc., 7.875%, 08/01/19		300,000	372,441
RR Donnelley & Sons Co., 8.250%, 03/15/19		295,000	300,900
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		480,000	622,627
Sprint Capital Corp.,
6.900%, 05/01/19		15,000	15,638
8.750%, 03/15/32		5,000	5,200

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 32.5% (continued)
Telecom Italia Capital SA,
6.000%, 09/30/34		$1,080,000	$961,200
6.375%, 11/15/33		725,000	665,187
Telefonica Emisiones SAU, 5.877%, 07/15/19		265,000	266,988
Time Warner Cable, Inc., 6.750%, 07/01/18		1,500,000	1,888,773
Toro Co., The, 6.625%, 05/01/37[5]		365,000	389,652
Verizon New England, Inc., 7.875%, 11/15/29		95,000	122,408
Wyndham Worldwide Corp.,
6.000%, 12/01/16		405,000	456,623
7.375%, 03/01/20		460,000	555,030
Total Industrials			44,178,074
Utilities - 8.0%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		1,040,000	1,271,400
Ameren Energy Generating Co., Series H, 7.000%, 04/15/18		900,000	877,500
Boardwalk Pipelines, L.P., 5.200%, 06/01/18		465,000	504,336
Bruce Mansfield Unit, 6.850%, 06/01/34		297,849	317,567
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		45,000	52,421
Commonwealth Edison Co., 4.700%, 04/15/15		510,000	556,643
EDP Finance, B.V.,
4.900%, 10/01/19 (a)		600,000	561,000
6.000%, 02/02/18 (a)		400,000	401,288
Endesa SA/Cayman Islands, 7.875%, 02/01/27		900,000	1,115,732
Iberdrola Finance Ireland, Ltd., 3.800%, 09/11/14 (a)		75,000	76,386
ITC Holdings Corp., 5.875%, 09/30/16 (a)		225,000	258,877
Korea Gas Corp., 6.000%, 07/15/14 (a)		300,000	324,853
Nisource Finance Corp.,
6.400%, 03/15/18		1,645,000	2,014,380
6.800%, 01/15/19		900,000	1,088,053
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000	1,503,727
Total Utilities			10,924,163
Total Corporate Bonds and Notes (cost $81,049,112)			91,241,462
Foreign Government and Agency Obligations - 6.1%
Brazilian Government International Bond, 10.250%, 01/10/28	BRL	750,000	485,572
Instituto de Credito Oficial, MTN, 5.500%, 10/11/12	AUD	255,000	264,372
Inter-American Development Bank, EMTN, 6.000%, 12/15/17	NZD	3,500,000	3,246,742
International Bank for Reconstruction & Development, GDIF, 1.430%, 03/05/14	SGD	1,000,000	819,051
Ireland Government Bonds,
4.500%, 10/18/18	EUR	275,000	354,307
4.500%, 04/18/20	EUR	75,000	93,677
5.000%, 10/18/20	EUR	25,000	32,158
5.400%, 03/13/25	EUR	170,000	218,813

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 6.1% (continued)
Italy Buoni Poliennali Del Tesoro,
5.000%, 08/01/34	EUR	15,000	$17,559
5.250%, 11/01/29	EUR	15,000	18,783
5.750%, 02/01/33	EUR	15,000	19,299
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	330,921
New South Wales Treasury Corp., Series 18, 6.000%, 02/01/18	AUD	1,720,000	2,017,887
Portugal Obrigacoes do Tesouro OT,
3.850%, 04/15/21	EUR	40,000	36,694
4.800%, 06/15/20	EUR	25,000	25,284
Queensland Treasury Corp., Series 14, 5.750%, 11/21/14	AUD	260,000	285,138
Total Foreign Government and Agency Obligations (cost $6,974,558)			8,266,257
Mortgage-Backed Securities - 0.4%
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[6]		$300,000	342,119
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.420%, 01/15/49		110,000	127,354
6.003%, 06/15/49[6]		60,000	69,824
Total Mortgage-Backed Securities (cost $258,181)			539,297
Municipal Bonds - 1.4%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[5]		250,000	201,823
Chicago, Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[10]		15,000	15,639
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34[5]		385,000	311,596
State of Illinois, 5.100%, 06/01/33		770,000	747,023
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46[5]		1,055,000	718,149
Total Municipal Bonds (cost $2,276,655)			1,994,230

		Shares
Preferred Stocks - 0.3%
General Motors Co., 4.750% 12/01/13 (Industrials)[2]		8,370	312,034
Health Care REIT, Inc., 6.500% (Health Care)		1,200	66,144
Total Preferred Stocks (cost $420,760)			378,178

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 2.4%
U.S. Treasury Obligations - 2.4%
U.S. Treasury Notes, 0.250%, 02/28/14 (cost $3,225,027)	$3,230,000	$3,232,019

	Shares
Other Investment Companies - 2.6%[1]
BNY Mellon Overnight Government Fund, 0.20%[3]	2,385,734	2,385,734
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	1,139,427	1,139,427
Total Other Investment Companies (cost $3,525,161)		3,525,161
Total Investments - 100.7% (cost $124,672,695)		136,994,595
Other Assets, less Liabilities - (0.7)%		(1,002,437)
Net Assets - 100.0%		$135,992,158

Managers Short Duration Government Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 0.2%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.537%, 11/25/35 (10/25/12)[4]	$726,409	$695,172
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A5, 1.297%, 12/25/34 (10/25/12)[4,11]	203,316	195,445
Total Asset-Backed Securities (cost $930,125)		890,617
Mortgage-Backed Securities - 10.3%
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2003-1, Class A2, 4.648%, 09/11/36	627,158	630,633
Series 2003-2, Class A4, 5.061%, 03/11/41[6]	250,000	257,634
Series 2006-6, Class A2, 5.309%, 10/10/45	270,258	275,594
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T10, Class A2, 4.740%, 03/13/40	584,338	590,094
Series 2003-T12, Class A4, 4.680%, 08/13/39[6]	1,765,510	1,814,958
Series 2004-PWR3, Class A4, 4.715%, 02/11/41	300,000	311,962
Series 2006-PW11, Class A2, 5.570%, 03/11/39[6]	354,707	357,534
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.639%, 05/15/43	629,279	635,876
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.717%, 02/25/35 (10/25/12)[4,5,11]	1,123,557	335,088
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3, 6.133%, 04/15/37	8,730	8,764
Series 2002-CP5, Class A2, 4.940%, 12/15/35	103,945	103,948
Series 2002-CP5, Class C, 5.230%, 12/15/35	1,400,000	1,400,060
Series 2003-C3, Class A5, 3.936%, 05/15/38	1,062,249	1,074,045
Series 2003-C5, Class A4, 4.900%, 12/15/36[6]	631,440	652,050
Series 2004-C2, Class A2, 5.416%, 05/15/36[6]	1,584,000	1,681,593
Series 2004-C5, Class A3, 4.499%, 11/15/37	726,172	737,527
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2, 5.640%, 05/10/40[6]	775,000	799,249
Series 2003-C3, Class A3, 4.646%, 04/10/40	25,385	25,390
Series 2003-C3, Class A4, 5.023%, 04/10/40	2,487,000	2,576,256
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.569%, 08/10/42	1,880,203	1,894,011
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3, 4.608%, 01/10/40	502,685	503,431
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-C1, Class A2, 4.985%, 01/12/37	1,016,314	1,024,082
Series 2003-CB7, Class A4, 4.879%, 01/12/38[6]	2,756,564	2,859,607
Series 2003-LN1, Class A2, 4.920%, 10/15/37[6]	1,350,000	1,392,931
Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	154,727	154,681
Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[6]	740,841	746,481
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A4, 4.931%, 09/15/35[6]	2,100,000	2,163,328
Series 2003-C8, Class A3, 4.830%, 11/15/27	354,683	358,329
Series 2005-C7, Class A2, 5.103%, 11/15/30	79,924	80,086
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3, 6.720%, 11/15/26[6]	1,822,656	2,015,985

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 10.3% (continued)
Merrill Lynch Mortgage Trust,
Series 2003-KEY1, Class A4, 5.236%, 11/12/35[6]	$1,900,000	$1,976,931
Series 2004-MKB1, Class A3, 4.892%, 02/12/42	613,892	617,693
Morgan Stanley Capital I, Inc.,
Series 2003-IQ4, Class A2, 4.070%, 05/15/40	850,756	861,457
Series 2003-IQ5, Class A4, 5.010%, 04/15/38	464,145	474,982
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class A4, 5.080%, 09/15/37	158,930	158,954
Series 2003-HQ2, Class A2, 4.920%, 03/12/35	3,763,061	3,793,689
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2, 4.493%, 02/11/36	1,155,000	1,165,579
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C3, Class A2, 4.867%, 02/15/35	1,018,423	1,025,232
Series 2003-C4, Class A2, 4.566%, 04/15/35	478,756	483,325
Series 2003-C6, Class A4, 5.125%, 08/15/35[6]	396,248	406,525
Series 2003-C6, Class B, 5.125%, 08/15/35[6]	396,000	408,206
Series 2003-C8, Class A4, 4.964%, 11/15/35[6]	1,762,000	1,843,924
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.567%, 01/25/45 (10/25/12)[4]	593,819	545,304
Total Mortgage-Backed Securities (cost $42,288,069)		41,223,008
U.S. Government and Agency Obligations - 81.6%[12]
Federal Home Loan Mortgage Corporation - 26.2%
FHLMC,
2.125%, 11/01/33 (12/15/12)[4]	1,329,010	1,406,330
2.274%, 10/01/28 (12/15/12)[4]	87,627	91,544
2.327%, 09/01/35 (12/15/12)[4,11]	2,421,233	2,569,133
2.344%, 10/01/33 (12/15/12)[4,11]	1,867,341	1,983,862
2.350%, 11/01/33 (12/15/12)[4]	1,732,324	1,849,855
2.350%, 10/01/33 (12/15/12)[4,11]	2,996,178	3,188,137
2.355%, 12/01/33 (12/15/12)[4]	2,623,616	2,801,440
2.357%, 07/01/34 (12/15/12)[4,11]	449,990	480,377
2.375%, 12/01/32 to 05/01/34 (12/15/12)[4]	5,153,640	5,485,454
2.375%, 03/01/34 (12/15/12)[4,11]	4,544,927	4,849,708
2.393%, 05/01/33 (12/15/12)[4]	1,463,921	1,562,305
2.520%, 02/01/23 (12/15/12)[4]	637,883	662,202
2.609%, 06/01/35 (12/15/12)[4,11]	1,070,269	1,151,144
2.642%, 12/01/35 (12/15/12)[4]	516,773	552,606
2.889%, 09/01/33 (12/15/12)[4,11]	2,819,252	3,019,677
3.185%, 02/01/37 (12/15/12)[4,11]	885,214	948,271
FHLMC Gold Pool,
3.500%, 01/01/26	6,196,770	6,562,351
4.000%, 07/01/24 to 09/01/26	6,593,886	7,035,709
4.500%, 10/01/18 to 05/01/25	5,559,808	5,989,508
4.500%, 07/01/18[11]	1,539,439	1,654,485
5.000%, 09/01/17 to 04/01/23	3,190,703	3,459,585

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 26.2% (continued)
5.000%, 05/01/18 to 11/01/20[11]	$5,380,746	$5,836,626
5.500%, 08/01/17 to 05/01/21	3,973,769	4,312,843
5.500%, 11/01/17 to 06/01/20[11]	11,012,886	11,955,335
6.000%, 02/01/19 to 01/01/24	1,576,314	1,721,603
6.000%, 03/01/18[11]	159,693	172,148
6.500%, 03/01/18[11]	639,998	690,160
7.000%, 07/01/19	246,655	279,068
7.000%, 06/01/17[11]	730,750	764,081
7.500%, 04/01/15 to 03/01/33	694,389	832,948
FHLMC REMICS,
Series 2429, Class HB, 6.500%, 12/15/23	344,003	389,446
Series 2554, Class HA, 4.500%, 04/15/32	1,772,418	1,845,491
Series 2558, Class UE, 5.500%, 05/15/22	153,081	154,922
Series 2621, Class PG, 5.500%, 12/15/31	2,205,699	2,257,502
Series 2627, Class BM, 4.500%, 06/15/18	267,496	285,612
Series 2628, Class GQ, 3.140%, 11/15/17	376,076	381,760
Series 2635, Class DG, 4.500%, 01/15/18	413,804	428,032
Series 2718, Class MD, 4.500%, 06/15/17	85,525	86,166
Series 2764, Class OD, 4.500%, 10/15/17	255,362	258,046
Series 2773, Class HJ, 4.000%, 12/15/17	15,021	15,022
Series 2777, Class JK, 3.750%, 11/15/17	185,076	185,281
Series 2783, Class TC, 4.000%, 04/15/19	895,827	907,360
Series 2791, Class AJ, 5.000%, 07/15/16	240,664	243,640
Series 2809, Class UC, 4.000%, 06/15/19	295,014	311,296
Series 2843, Class BH, 4.000%, 01/15/18	363,141	364,292
Series 2850, Class BN, 4.500%, 09/15/18	120,399	122,504
Series 2877, Class HA, 5.000%, 03/15/32	563,875	565,538
Series 2877, Class PA, 5.500%, 07/15/33	436,422	468,774
Series 2885, Class DE, 4.500%, 12/15/17	10,224	10,232
Series 2890, Class KC, 4.500%, 02/15/19	236,903	242,470
Series 2935, Class LM, 4.500%, 02/15/35	2,034,841	2,152,094
Series 2958, Class QC, 4.500%, 09/15/18	120,840	121,180
Series 2986, Class KL, 4.570%, 11/15/19	4,004,848	4,116,547
Series 3266, Class C, 5.000%, 02/15/20	159,358	161,042
Series 3294, Class DA, 4.500%, 12/15/20	366,837	374,015
Series 3535, 4.000%, 05/15/24	502,020	532,028
Series 3609, Class LA, 4.000%, 12/15/24	728,762	772,221
Series 3756, Class DA, 1.200%, 11/15/18	2,001,157	2,017,980
Series 3846, Class CK, 1.500%, 09/15/20	901,031	911,274

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 26.2% (continued)
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[6]	$157,903	$189,429
Total Federal Home Loan Mortgage Corporation		104,739,691
Federal National Mortgage Association - 47.4%
FNMA,
1.882%, 01/01/24(11/25/12)[4]	1,311,956	1,346,979
2.150%, 01/01/34(11/25/12)[4]	1,092,636	1,149,375
2.244%, 08/01/34(11/25/12)[4]	569,807	603,487
2.245%, 05/01/33(11/25/12)[4]	2,105,607	2,245,847
2.250%, 02/01/33 to 03/01/33 (11/25/12)[4]	3,010,413	3,209,152
2.253%, 09/01/33(11/25/12)[4,11]	996,378	1,048,261
2.274%, 06/01/33 to 01/01/35 (11/25/12)[4]	1,632,117	1,742,442
2.286%, 12/01/34(11/25/12)[4]	4,182,678	4,454,594
2.289%, 02/01/35(11/25/12)[4]	7,323,260	7,820,181
2.291%, 01/01/35(11/25/12)[4]	561,513	599,094
2.293%, 01/01/35(11/25/12)[4]	1,358,559	1,443,906
2.300%, 05/01/34 to 02/01/37 (11/25/12)[4]	3,937,185	4,186,862
2.310%, 08/01/33 to 01/01/35 (11/25/12)[4]	6,756,761	7,215,471
2.311%, 11/01/34(11/25/12)[4]	724,977	773,910
2.315%, 09/01/34(11/25/12)[4]	2,563,490	2,736,820
2.330%, 01/01/26(11/25/12)[4]	565,610	591,955
2.333%, 06/01/34(11/25/12)[4]	2,096,706	2,224,842
2.338%, 10/01/34(11/25/12)[4]	1,405,929	1,502,111
2.350%, 06/01/34(11/25/12)[4]	1,450,155	1,556,170
2.364%, 01/01/25(11/25/12)[4]	761,734	815,804
2.370%, 05/01/34(11/25/12)[4]	3,421,831	3,652,448
2.385%, 02/01/36(11/25/12)[4]	4,143,779	4,435,129
2.427%, 12/01/34(11/25/12)[4]	3,405,533	3,615,989
2.469%, 04/01/34(11/25/12)[4]	1,112,543	1,187,004
2.480%, 12/01/33(11/25/12)[4]	885,287	945,782
2.485%, 11/01/34(11/25/12)[4]	6,643,219	7,129,930
2.497%, 01/01/36(11/25/12)[4]	171,042	183,318
2.505%, 01/01/36(11/25/12)[4]	6,050,332	6,473,413
2.566%, 07/01/34(11/25/12)[4]	2,396,391	2,556,350
2.593%, 01/01/33(11/25/12)[4]	67,606	72,422
2.636%, 08/01/34(11/25/12)[4]	665,460	709,722
2.649%, 10/01/35(11/25/12)[4]	2,669,302	2,860,614
2.739%, 08/01/36(11/25/12)[4]	318,751	343,068
2.769%, 01/01/36(11/25/12)[4]	90,374	97,596
2.800%, 01/01/34(11/25/12)[4]	3,678,485	3,949,294
2.810%, 01/01/33(11/25/12)[4]	1,508,788	1,618,252
2.855%, 06/01/35 to 05/01/36 (11/25/12)[4]	797,281	855,894
2.883%, 06/01/34(11/25/12)[4]	4,296,396	4,604,317
3.500%, TBA	8,000,000	8,558,750

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 47.4% (continued)
4.000%, 12/01/26	$516,764	$553,053
4.500%, 04/01/19 to 04/01/25	1,928,428	2,108,851
4.902%, 09/01/37 (11/25/12)[4]	311,006	332,822
5.000%, 03/01/18 to 03/01/25	7,278,701	7,950,307
5.000%, 09/01/19[11]	380,380	416,788
5.500%, 10/01/17 to 05/01/24	26,385,380	28,712,985
5.500%, 11/01/18[11]	681,329	752,290
6.000%, 03/01/17 to 11/01/23	10,713,080	11,626,547
6.000%, 09/01/22[11]	1,770,333	1,954,677
6.500%, 05/01/17 to 08/01/32	1,849,623	2,050,011
6.500%, 04/01/17[11]	248,723	270,583
7.000%, 09/01/14 to 11/01/22	3,692,811	4,057,539
7.500%, 08/01/33 to 09/01/33	136,807	168,049
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.457%, 05/25/32 (10/25/12)[4]	395,201	378,928
Series 2003-T4, Class A1, 0.437%, 09/26/33 (10/26/12)[4]	16,418	16,195
Series 2004-T1, Class 1A2, 6.500%, 01/25/44	398,212	469,296
FNMA REMICS,
Series 1994-76, Class J, 5.000%, 04/25/24	466,476	493,488
Series 2001-63, Class FA, 0.770%, 12/18/31 (10/18/12)[4,5]	1,167,095	1,181,338
Series 2002-33, Class A2, 7.500%, 06/25/32	97,340	115,114
Series 2002-47, Class FD, 0.617%, 08/25/32 (10/25/12)[4]	952,602	957,813
Series 2002-56, Class UC, 5.500%, 09/25/17	985,000	1,053,229
Series 2002-74, Class FV, 0.667%, 11/25/32 (10/25/12)[4]	1,621,205	1,634,030
Series 2003-2, Class FA, 0.717%, 02/25/33 (10/25/12)[4]	1,153,325	1,163,015
Series 2003-5, Class EL, 5.000%, 08/25/22	496,199	505,664
Series 2003-29, Class PT, 5.000%, 10/25/31	27,856	27,914
Series 2003-92, Class PD, 4.500%, 03/25/17	93,246	93,416
Series 2004-19, Class AE, 4.000%, 03/25/18	139,577	141,049
Series 2004-20, Class AD, 4.000%, 02/25/18	1,310,435	1,321,379
Series 2005-13, Class AF, 0.617%, 03/25/35 (10/25/12)[4,11]	1,572,431	1,580,432
Series 2005-19, Class PA, 5.500%, 07/25/34	314,025	348,958
Series 2005-38, Class DP, 5.000%, 06/25/19	365,950	372,369
Series 2005-43, Class TB, 5.000%, 07/25/32	270,679	271,359
Series 2005-58, Class EP, 5.500%, 07/25/35	453,551	510,675
Series 2005-93, Class HD, 4.500%, 11/25/19	545,039	559,150
Series 2006-125, Class FA, 0.497%, 01/25/37 (10/25/12)[4]	2,118,673	2,119,476
Series 2007-56, Class FN, 0.587%, 06/25/37 (10/25/12)[4]	902,085	904,344
Series 2008-54, Class EC, 5.000%, 02/25/35	99,558	100,565
Series 2008-59, Class KB, 4.500%, 07/25/23	500,000	534,579
Series 2008-75, Class DA, 4.500%, 03/25/21	513,273	516,613
Series 2008-81, Class KA, 5.000%, 10/25/22	245,204	254,961
Series 2010-12, Class AC, 2.500%, 12/25/18	474,168	489,900

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 47.4% (continued)
FNMA Whole Loan,
Series 2002-W1, Class 2A, 7.014%, 02/25/42[6,11]	$435,521	$512,155
Series 2002-W6, Class 2A, 7.101%, 06/25/42[6]	1,443,768	1,721,597
Series 2003-W1, Class 2A, 6.994%, 12/25/42[6]	26,625	31,412
Series 2003-W4, Class 4A, 7.252%, 10/25/42[6,11]	794,972	945,416
Series 2003-W13, Class AV2, 0.497%, 10/25/33 (10/25/12)[4,5]	53,792	53,721
Series 2004-W5, Class F1, 0.667%, 02/25/47 (10/25/12)[4]	721,996	725,822
Series 2004-W14, Class 1AF, 0.617%, 07/25/44 (10/25/12)[4,11]	2,923,930	2,938,620
Series 2005-W2, Class A1, 0.417%, 05/25/35 (10/25/12)[4,11]	2,843,830	2,833,399
Total Federal National Mortgage Association		189,948,448
Government National Mortgage Association - 4.2%
GNMA,
0.771%, 11/16/30 to 01/16/40 (10/16/12)[4]	3,215,902	3,255,415
1.625%, 12/20/21 to 03/20/37 (11/20/12)[4]	6,087,081	6,310,575
1.625%, 07/20/35 (11/20/12)[4,11]	1,213,743	1,255,813
1.750%, 04/20/26 to 06/20/35 (11/20/12)[4]	262,612	273,378
1.750%, 04/20/24 to 05/20/27 (11/20/12)[4,11]	903,371	940,405
2.000%, 06/20/22 (11/20/12)[4]	79,451	82,946
2.500%, 07/20/18 to 08/20/21 (11/20/12)[4]	82,824	86,524
2.750%, 10/20/17 (11/20/12)[4,11]	35,502	37,198
3.000%, 11/20/17 to 03/20/21 (11/20/12)[4]	116,460	121,927
3.500%, 07/20/18 (11/20/12)[4]	36,302	38,207
4.500%, 07/20/35	900,391	920,135
4.750%, 07/20/35	408,686	414,953
5.500%, 03/15/17 to 04/20/32	2,882,296	3,097,686
9.500%, 12/15/17	5,929	6,397
Total Government National Mortgage Association		16,841,559
Interest Only Strips - 2.7%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[5]	193,966	39,217
Series 233, Class 5, 4.500%, 09/15/35	154,284	17,855
FHLMC REMICS,
Series 2530, Class QI, 6.779%, 01/15/32 (10/15/12)[4]	329,571	57,908
Series 2617, Class GS, 6.879%, 11/15/30 (10/15/12)[4,5]	32,726	391
Series 2637, Class SI, 5.779%, 06/15/18 (10/15/12)[4]	325,450	26,587
Series 2649, Class IM, 7.000%, 07/15/33	601,895	127,696
Series 2763, Class KS, 6.429%, 10/15/18 (10/15/12)[4]	795,270	67,915
Series 2772, Class KS, 6.959%, 06/15/22 (10/15/12)[4,5]	16,996	75
Series 2877, Class GS, 6.479%, 11/15/18 (10/15/12)[4]	328,897	16,288
Series 2922, Class SE, 6.529%, 02/15/35 (10/15/12)[4]	525,268	103,702
Series 2934, Class HI, 5.000%, 02/15/20	200,705	20,817
Series 2934, Class KI, 5.000%, 02/15/20	139,589	14,167
Series 2965, Class SA, 5.829%, 05/15/32 (10/15/12)[4]	1,442,287	210,581

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.7% (continued)
Series 2967, Class JI, 5.000%, 04/15/20	$179,291	$17,576
Series 2980, Class SL, 6.479%, 11/15/34 (10/15/12)[4]	712,266	141,376
Series 2981, Class SU, 7.579%, 05/15/30 (10/15/12)[4]	536,776	125,206
Series 3031, Class BI, 6.469%, 08/15/35 (10/15/12)[4]	1,235,061	240,964
Series 3065, Class DI, 6.399%, 04/15/35 (10/15/12)[4]	1,072,752	201,244
Series 3114, Class GI, 6.379%, 02/15/36 (10/15/12)[4]	1,992,728	390,557
Series 3308, Class S, 6.979%, 03/15/32 (10/15/12)[4]	1,383,603	296,899
Series 3424, Class XI, 6.349%, 05/15/36 (10/15/12)[4]	1,210,997	240,909
Series 3449, Class AI, 4.500%, 10/15/20	106,494	274
Series 3489, Class SD, 7.579%, 06/15/32 (10/15/12)[4]	694,999	145,476
Series 3606, Class SN, 6.029%, 12/15/39 (10/15/12)[4]	1,593,703	249,652
Series 3685, Class EI, 5.000%, 03/15/19	2,656,121	229,422
Series 3731, Class IO, 5.000%, 07/15/19	1,233,609	108,497
Series 3882, Class AI, 5.000%, 06/15/26	522,843	53,577
Series 3995, Class KI, 3.500%, 02/15/27	1,612,619	162,985
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[5]	17,703	2,207
Series 306, Class IO, 8.000%, 05/01/30[5]	142,264	28,008
Series 365, Class 4, 5.000%, 04/01/36	230,137	29,435
FNMA REMICS,
Series 1999-55, Class PI, 7.500%, 11/18/14[5]	21	—
Series 2003-48, Class SJ, 5.784%, 06/25/18 (10/25/12)[4]	407,894	34,629
Series 2003-73, Class SM, 6.384%, 04/25/18 (10/25/12)[4]	425,701	38,938
Series 2004-49, Class SQ, 6.834%, 07/25/34 (10/25/12)[4]	416,895	82,077
Series 2004-51, Class SX, 6.904%, 07/25/34 (10/25/12)[4]	599,475	99,545
Series 2004-64, Class SW, 6.834%, 08/25/34 (10/25/12)[4]	1,952,174	369,321
Series 2004-66, Class SE, 6.284%, 09/25/34 (10/25/12)[4]	300,889	59,568
Series 2005-12, Class SC, 6.534%, 03/25/35 (10/25/12)[4]	731,957	142,858
Series 2005-45, Class SR, 6.504%, 06/25/35 (10/25/12)[4]	1,731,337	343,417
Series 2005-65, Class KI, 6.784%, 08/25/35 (10/25/12)[4]	3,911,622	763,044
Series 2005-66, Class GS, 6.634%, 07/25/20 (10/25/12)[4]	351,033	47,232
Series 2005-67, Class SM, 5.934%, 08/25/35 (10/25/12)[4]	340,554	51,579
Series 2006-3, Class SA, 5.934%, 03/25/36 (10/25/12)[4]	812,689	132,159
Series 2007-75, Class JI, 6.329%, 08/25/37 (10/25/12)[4]	317,641	45,399
Series 2008-86, Class IO, 4.500%, 03/25/23	2,305,629	184,651
Series 2008-87, Class AS, 7.434%, 07/25/33 (10/25/12)[4]	2,871,644	520,974
Series 2010-29, Class KJ, 5.000%, 12/25/21	4,789,548	490,032
Series 2010-37, Class GI, 5.000%, 04/25/25	2,638,685	199,680
Series 2010-65, Class IO, 5.000%, 09/25/20	2,873,118	292,788
Series 2010-105, Class IO, 5.000%, 08/25/20	1,196,641	122,728
Series 2010-121, Class IO, 5.000%, 10/25/25	1,324,263	131,270
Series 2011-69, Class AI, 5.000%, 05/25/18	4,313,905	364,032
Series 2011-88, Class WI, 3.500%, 09/25/26	1,841,654	240,826
Series 2011-124, Class IC, 3.500%, 09/25/21	3,660,694	372,979

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.7% (continued)
GNMA,
Series 1999-40, Class TW, 6.779%, 02/17/29 (10/17/12)[4]	$705,267	$157,110
Series 2010-111, Class BI, 2.000%, 09/16/13	4,199,693	70,363
Series 2010-147, Class IG, 2.000%, 11/16/13	17,592,718	360,327
Series 2011-32, Class KS, 11.659%, 06/16/34 (10/16/12)[4]	1,125,904	368,557
Series 2011-37, Class IG, 2.000%, 03/20/13	2,899,969	23,331
Series 2011-94, Class IS, 6.479%, 06/16/36 (10/16/12)[4]	968,383	206,836
Series 2011-146, Class EI, 5.000%, 11/16/41	552,968	110,784
Series 2011-157, Class SG, 6.382%, 12/20/41 (10/20/12)[4]	1,371,985	416,446
Series 2011-167, Class IO, 5.000%, 12/16/20	5,746,382	515,724
Series 2012-96, Class IC, 3.000%, 08/20/27	1,495,985	174,717
Total Interest Only Strips		10,901,384
U.S. Government Obligations - 1.1%
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	3,160,638	4,290,073
Total U.S. Government and Agency Obligations (cost $318,564,698)		326,721,155
Short-Term Investments - 9.4%
U.S. Government and Agency Discount Notes - 7.5%[13]
FHLMC, 0.000%, 10/01/12	5,000,000	5,000,000
FHLMC, 0.043%, 10/09/12	2,000,000	1,999,992
FHLMC, 0.072%, 11/07/12	5,000,000	4,999,845
FHLMC, 0.079%, 11/16/12	5,000,000	4,999,810
FHLMC, 0.104%, 02/25/13	1,400,000	1,399,600
FNMA, 0.093%, 10/24/12	5,000,000	4,999,935
FNMA, 0.122%, 03/06/13	6,200,000	6,197,315
FNMA, 0.136%, 03/20/13[14]	250,000	249,882
Total U.S. Government and Agency Discount Notes		29,846,379

	Shares

Other Investment Companies - 1.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07% [11]	7,748,470	7,748,470
Total Short-Term Investments (cost $37,591,212)		37,594,849
Total Investments - 101.5% (cost $399,374,104)		406,429,629
Other Assets, less Liabilities - (1.5)%		(5,936,958)
Net Assets - 100.0%		$400,492,671

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Principal Amount	Value
Mortgage-Backed Securities - 9.7%
American Home Mortgage Assets LLC, Series 2005-1, Class 1A1, 2.741%, 11/25/35 (11/25/12)[4]	$94,278	$67,457
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.655%, 04/25/44 (11/25/12)[4]	147,142	124,256
Series 2004-4, Class 4A, 2.709%, 02/25/45 (11/25/12)[4]	610,599	591,049
Series 2005-1, Class 5A1, 2.655%, 06/25/45 (11/25/12)[4]	73,433	72,482
Series 2005-1, Class 6A, 2.655%, 06/25/45 (11/25/12)[4]	1,345,767	1,252,552
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.817%, 12/20/34 (11/20/12)[4]	178,858	148,273
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2006-6, Class A2, 5.309%, 10/10/45	1,225,787	1,249,987
Series 2007-3, Class A2, 5.805%, 06/10/49[6]	304,969	305,086
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.822%, 04/25/35 (11/25/12)[4]	159,233	126,870
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,044,025
Series 2006-PW11, Class A2, 5.570%, 03/11/39[6]	147,988	149,167
Series 2006-PW13, Class A2, 5.426%, 09/11/41	49,750	50,526
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class A2, 4.639%, 05/15/43	333,536	337,032
Series 2008-C7, Class A3, 6.263%, 12/10/49[6]	1,148,000	1,176,714
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	2,074,294
Countrywide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.517%, 05/25/35 (10/25/12)[4]	255,473	243,771
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-R2, Class 1AF1, 0.637%, 11/25/34 (10/25/12) (a)[4,5]	242,778	201,335
Series 2005-HYB2, Class 1A4, 3.062%, 05/20/35 (11/20/12)[4]	126,993	102,920
Series 2005-HYB8, Class 1A1, 2.856%, 12/20/35 (11/20/12)[4]	137,351	106,984
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CP5, Class A2, 4.940%, 12/15/35	108,122	108,126
Series 2005-C3, Class A3, 4.645%, 07/15/37	961,546	1,003,886
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A4, 5.046%, 07/10/45[6]	56,432	56,447
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	210,853	214,356
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, 0.567%, 03/25/35 (10/25/12) (a)[4,5]	253,140	209,329
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.930%, 05/25/34 (11/25/12)[4]	54,010	50,585
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.619%, 11/19/34 (11/19/12)[4]	99,279	84,244
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP1, Class A2, 4.625%, 03/15/46	62,356	62,541
Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[6]	486,721	490,426
Series 2006-LDP7, Class A3B, 6.061%, 04/15/45[6]	686,514	699,837
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2, 5.103%, 11/15/30	46,650	46,744
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[11]	815,158	792,293
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class A4, 5.080%, 09/15/37	79,021	79,033
Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,031,066	1,039,457
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 6.005%, 08/25/35[6]	1,245,841	1,181,649
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.567%, 03/25/35 (10/25/12) (a)[4,5]	305,108	247,813

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 9.7% (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C3, Class A2, 4.867%, 02/15/35	$505,278	$508,656
Series 2003-C4, Class A2, 4.566%, 04/15/35	237,519	239,786
Series 2003-C7, Class A1, 4.241%, 10/15/35 (a)	573,082	578,012
Series 2006-C28, Class A2, 5.500%, 10/15/48	245,227	246,242
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	805,136	837,393
Total Mortgage-Backed Securities (cost $17,586,188)		18,201,635
U.S. Government and Agency Obligations - 104.5%[12]
Federal Home Loan Mortgage Corporation - 52.5%
FHLMC,
2.349%, 11/01/33 (12/15/12)[4,11]	1,424,657	1,521,087
3.185%, 02/01/37 (12/15/12)[4]	74,121	79,401
5.615%, 01/01/36 (12/15/12)[4,11]	2,985,195	3,183,919
FHLMC Gold Pool,
3.000%, 04/01/21	190,813	202,368
3.500%, 01/01/26 to 09/01/42	6,093,561	6,483,620
3.500%, TBA	1,000,000	1,069,375
4.000%, 07/01/24 to 11/01/41	5,492,177	5,906,254
4.000%, TBA	24,000,000	25,762,501
4.500%, 02/01/20 to 09/01/41	5,518,746	5,953,281
4.500%, 10/01/34 to 10/01/35[11]	3,615,187	3,895,244
4.500%, TBA	11,200,000	12,045,251
5.000%, 05/01/18 to 07/01/41	4,023,910	4,398,191
5.000%, 11/01/35[11]	1,931,701	2,137,289
5.000%, TBA	5,300,000	5,743,875
5.500%, 11/01/17 to 05/01/38	2,122,815	2,318,707
5.500%, 09/01/33 to 12/01/38[11]	5,787,234	6,353,484
5.500%, TBA	5,100,000	5,556,609
6.000%, 09/01/17 to 01/01/24	1,218,872	1,347,548
6.000%, 10/01/21[11]	1,441,786	1,588,082
7.000%, 07/01/19	292,903	331,393
7.500%, 07/01/34[11]	1,647,527	2,003,346
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[6]	221,064	265,201
Total Federal Home Loan Mortgage Corporation		98,146,026
Federal National Mortgage Association - 42.2%
FNMA,
2.305%, 07/01/33 (11/25/12)[4]	474,408	505,611
2.333%, 06/01/34 (11/25/12)[4,11]	1,260,120	1,337,130
2.350%, 06/01/34 (11/25/12)[4,11]	1,155,877	1,240,378
2.432%, 02/01/36 (11/25/12)[4]	122,358	129,325
2.636%, 08/01/34 (11/25/12)[4]	532,368	567,777
3.500%, 10/01/26 to 01/01/27	3,696,749	3,942,738
3.500%, TBA	2,000,000	2,139,688

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 42.2% (continued)
4.000%, 03/01/25 to 02/01/42	$5,247,196	$5,653,261
4.000%, TBA	14,300,000	15,381,000
4.500%, 04/01/25 to 12/01/41	9,536,888	10,387,959
4.500%, 10/01/40 to 11/01/40[11]	5,455,990	6,023,206
5.000%, 06/01/18 to 08/01/41	5,122,273	5,631,886
5.000%, TBA	11,000,000	11,998,593
5.500%, 03/01/17 to 07/01/38	3,569,610	3,921,976
5.500%, 01/01/19 to 11/01/34[11]	1,127,885	1,245,329
6.000%, 08/01/17 to 11/01/22	2,332,877	2,527,923
6.000%, 06/01/39[11]	1,335,388	1,475,098
6.000%, TBA	300,000	331,219
6.500%, 11/01/28 to 07/01/32	277,345	313,506
7.000%, 11/01/22	1,378,320	1,518,981
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[11]	1,295,716	1,494,922
Series 2005-13, Class AF, 0.617%, 03/25/35 (10/25/12)[4,11]	843,532	847,823
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.252%, 10/25/42[6]	132,495	157,569
Total Federal National Mortgage Association		78,772,898
Government National Mortgage Association - 7.4%
GNMA,
2.000%, 05/20/21 (11/20/12)[4]	26,470	27,634
3.000%, 03/20/16 to 08/20/18 (11/20/12)[4]	232,749	243,774
4.500%, 06/15/39 to 05/15/41	2,294,968	2,537,849
5.000%, 10/15/39 to 09/15/41	2,716,821	3,004,638
5.000%, 09/15/39 to 10/15/39[11]	3,766,469	4,192,036
5.500%, 10/15/39 to 11/15/39[11]	3,452,367	3,859,658
7.500%, 09/15/28 to 11/15/31	24,325	25,716
Total Government National Mortgage Association		13,891,305
Interest Only Strips - 2.4%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[5]	3,452	561
Series 233, Class 5, 4.500%, 09/15/35	302,397	34,995
FHLMC REMICS,
Series 2380, Class SI, 7.679%, 06/15/31 (10/15/12)[4]	30,699	5,599
Series 2590, Class UC, 5.000%, 05/15/17	34,401	610
Series 2617, Class GS, 6.879%, 11/15/30 (10/15/12)[4,5]	13,305	159
Series 2637, Class SI, 5.779%, 06/15/18 (10/15/12)[4]	249,146	20,353
Series 2772, Class KS, 6.959%, 06/15/22 (10/15/12)[4,5]	13,011	57
Series 2877, Class GS, 6.479%, 11/15/18 (10/15/12)[4]	261,431	12,947
Series 2922, Class SE, 6.529%, 02/15/35 (10/15/12)[4]	233,035	46,007
Series 2934, Class HI, 5.000%, 02/15/20	140,493	14,572
Series 2934, Class KI, 5.000%, 02/15/20	119,648	12,143
Series 2965, Class SA, 5.829%, 05/15/32 (10/15/12)[4]	582,480	85,045
Series 2967, Class JI, 5.000%, 04/15/20	201,702	19,773

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.4% (continued)
Series 2980, Class SL, 6.479%, 11/15/34 (10/15/12)[4]	$322,754	$64,063
Series 3031, Class BI, 6.469%, 08/15/35 (10/15/12)[4]	460,172	89,781
Series 3065, Class DI, 6.399%, 04/15/35 (10/15/12)[4]	399,697	74,982
Series 3114, Class GI, 6.379%, 02/15/36 (10/15/12)[4]	339,471	66,533
Series 3308, Class S, 6.979%, 03/15/32 (10/15/12)[4]	609,941	130,884
Series 3424, Class XI, 6.349%, 05/15/36 (10/15/12)[4]	464,907	92,486
Series 3489, Class SD, 7.579%, 06/15/32 (10/15/12)[4]	310,542	65,002
Series 3606, Class SN, 6.029%, 12/15/39 (10/15/12)[4]	641,649	100,514
Series 3685, Class EI, 5.000%, 03/15/19	1,189,492	102,742
Series 3731, Class IO, 5.000%, 07/15/19	543,830	47,830
Series 3882, Class AI, 5.000%, 06/15/26	653,687	66,985
Series 3995, Class KI, 3.500%, 02/15/27	2,390,672	241,622
FNMA,
Series 215, Class 2, 7.000%, 04/01/23[5]	150,327	29,925
Series 222, Class 2, 7.000%, 06/01/23[5]	15,896	3,226
Series 343, Class 2, 4.500%, 10/01/33	181,181	20,195
Series 343, Class 21, 4.000%, 09/01/18	294,828	20,777
Series 343, Class 22, 4.000%, 11/01/18	155,262	10,932
Series 351, Class 3, 5.000%, 04/01/34	220,769	27,608
Series 351, Class 4, 5.000%, 04/01/34	130,632	16,378
Series 351, Class 5, 5.000%, 04/01/34	110,963	13,845
Series 365, Class 4, 5.000%, 04/01/36	341,048	43,620
FNMA REMICS,
Series 2003-73, Class SM, 6.384%, 04/25/18 (10/25/12)[4]	325,892	29,808
Series 2004-49, Class SQ, 6.834%, 07/25/34 (10/25/12)[4]	186,945	36,805
Series 2004-51, Class SX, 6.904%, 07/25/34 (10/25/12)[4]	337,477	56,039
Series 2004-64, Class SW, 6.834%, 08/25/34 (10/25/12)[4]	848,342	160,493
Series 2005-12, Class SC, 6.534%, 03/25/35 (10/25/12)[4]	325,358	63,501
Series 2005-45, Class SR, 6.504%, 06/25/35 (10/25/12)[4]	702,655	139,374
Series 2005-65, Class KI, 6.784%, 08/25/35 (10/25/12)[4]	1,568,351	305,940
Series 2005-89, Class S, 6.484%, 10/25/35 (10/25/12)[4]	1,621,064	288,347
Series 2006-3, Class SA, 5.934%, 03/25/36 (10/25/12)[4]	351,144	57,103
Series 2007-75, Class JI, 6.329%, 08/25/37 (10/25/12)[4]	427,948	61,165
Series 2008-86, Class IO, 4.500%, 03/25/23	1,030,463	82,527
Series 2010-29, Class KJ, 5.000%, 12/25/21	1,790,875	183,229
Series 2010-37, Class GI, 5.000%, 04/25/25	1,203,479	91,072
Series 2010-65, Class IO, 5.000%, 09/25/20	1,241,544	126,521
Series 2010-121, Class IO, 5.000%, 10/25/25	493,452	48,914
Series 2011-69, Class AI, 5.000%, 05/25/18	1,614,800	136,266
Series 2011-88, Class WI, 3.500%, 09/25/26	687,316	89,878
Series 2011-124, Class IC, 3.500%, 09/25/21	813,599	82,896
GNMA,
Series 1999-40, Class TW, 6.779%, 02/17/29 (10/17/12)[4]	209,976	46,776

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.4% (continued)
Series 2010-111, Class BI, 2.000%, 09/16/13	$1,845,862	$30,926
Series 2011-32, Class KS, 11.659%, 06/16/34 (10/16/12)[4]	463,440	151,704
Series 2011-94, Class IS, 6.479%, 06/16/36 (10/16/12)[4]	431,020	92,061
Series 2011-157, Class SG, 6.382%, 12/20/41 (10/20/12)[4]	1,484,466	450,588
Series 2011-167, Class IO, 5.000%, 12/16/20	975,708	87,567
Total Interest Only Strips		4,482,251
Total U.S. Government and Agency Obligations (cost $190,044,702)		195,292,480
Short-Term Investments - 28.7%
U.S. Government and Agency Discount Notes - 0.0%#,13
FHLMC, 0.043%, 10/09/12[14]	60,000	60,000
FHLMC, 0.131%, 01/07/13[14]	20,000	19,997
Total U.S. Government and Agency Discount Notes		79,997

	Shares
Other Investment Companies - 28.7%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07% [11]	24,465,875	24,465,875
JPMorgan Liquid Assets Money Market Fund, 0.15% [11]	29,123,475	29,119,884
Total Other Investment Companies		53,585,759
Total Short-Term Investments (cost $53,665,747)		53,665,756
Total Investments - 142.9% (cost $261,296,637)		267,159,871
Other Assets, less Liabilities - (42.9)%		(80,188,729)
Net Assets - 100.0%		$186,971,142

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2012, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap Fund	$13,823,273	—	—	—
Managers AMG Chicago Equity Partners Balanced Fund	37,577,007	$3,979,563	$(335,601)	$3,643,962
Managers High Yield Fund	32,018,818	1,693,736	(262,042)	1,431,694
Managers Fixed Income Fund	124,672,695	15,802,483	(3,480,583)	12,321,900
Managers Short Duration Government Fund	399,375,380	8,779,429	(1,725,180)	7,054,249
Managers Intermediate Duration Government Fund	261,296,637	7,080,917	(1,217,683)	5,863,234

#	Rounds to less than 0.1%.
*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$9,581,833	30.2%
Managers Fixed Income Fund	22,566,470	16.6%
Managers Intermediate Duration Government Fund	1,236,489	0.7%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]

Yield shown for each investment company represents the September 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Balanced Fund	$789,894	2.0%
Managers High Yield Fund	2,141,342	6.8%
Managers Fixed Income Fund	2,327,306	1.7%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Floating Rate Security: The rate listed is as of September 30, 2012. Date in parentheses represents the security’s next coupon rate reset.
[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at September 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield	$1,725	0.0%
Managers Fixed Income Fund	2,169,372	1.6%
Managers Short Duration Government Fund	1,640,045	0.4%
Managers Intermediate Duration Government Fund	692,405	0.4%

[6]	Variable Rate Security: The rate listed is as of September 30, 2012 and is periodically reset subject to terms and conditions set forth in the debenture.
[7]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.

Notes to Schedule of Portfolio Investments (continued)

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]

Convertible Bond: A corporate bond, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at September 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fixed Income Fund	$11,580,443	8.5%

[10]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fixed Income	$15,639	0.01%

[11]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at September 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Short Duration Government Fund	$63,028,184	15.7%
Managers Intermediate Duration Government Fund	96,776,083	51.8%

[12]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2012.

[13]	Represents yield to maturity at September 30, 2012.
[14]	Some or all of this security is held as collateral for futures contracts. The collateral market value at September 30, 2012, amounted to the following:

Fund	Value	% of Net Assets
Managers Short Duration Government Fund	$249,882	0.1%
Managers Intermediate Duration Government Fund	79,997	0.04%

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securitites, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of September 30, 2012, the investments in the Managers AMG Chicago Equity Partners Mid-Cap Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2012:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$24,630,184	—	—	$24,630,184
Corporate Bonds and Notes††	—	$724,780	—	724,780
U.S. Government and Agency Obligations††	—	14,618,956	—	14,618,956
Other Investment Companies	1,247,049	—	—	1,247,049

Total Investments in Securities	$25,877,233	$15,343,736	—	$41,220,969

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield Fund
Investments in Securities
Bank Loan Obligations	—	$225,152	—	$225,152
Common Stocks†	$1,725	—	—	1,725
Corporate Bonds and Notes††	—	28,990,654	—	28,990,654
Other Investment Companies	4,232,981	—	—	4,232,981

Total Investments in Securities	$4,234,706	$29,215,806	—	$33,450,512

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	$4,614,233	—	$4,614,233
Common Stocks†	$23,203,758	—	—	23,203,758
Corporate Bonds and Notes††	—	91,241,462	—	91,241,462
Foreign Government and Agency Obligations	—	8,266,257	—	8,266,257
Mortgage-Backed Securities	—	539,297	—	539,297
Municipal Bonds	—	1,994,230	—	1,994,230
Preferred Stocks†	378,178	—	—	378,178
U.S. Government and Agency Obligations††	—	3,232,019	—	3,232,019
Other Investment Companies	3,525,161	—	—	3,525,161

Total Investments in Securities	$27,107,097	$109,887,498	—	$136,994,595

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$890,617	—	$890,617
Mortgage-Backed Securities	—	41,223,008	—	41,223,008
U.S. Government and Agency Obligations††	—	326,721,155	—	326,721,155
Short-Term Investments
U.S. Government and Agency Discount Notes	—	29,846,379	—	29,846,379
Other Investment Companies	$7,748,470	—	—	7,748,470

Total Investments in Securities	$7,748,470	$398,681,159	—	$406,429,629

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$97,869	—	—	$97,869

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(610,118)	—	—	(610,118)

Total Financial Derivative Instruments	$(512,249)	—	—	$(512,249)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Intermediate Duration Government Fund
Investments in Securities
Mortgage-Backed Securities	—	$18,201,635	—	$18,201,635
U.S. Government and Agency Obligations††	—	195,292,480	—	195,292,480
Short-Term Investments
U.S. Government and Agency Discount Notes	—	79,997	—	79,997
Other Investment Companies	$53,585,759	—	—	53,585,759

Total Investments in Securities	$53,585,759	$213,574,112	—	$267,159,871

TBA Sale Commitments		$(7,718,524)	—	$(7,718,524)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$25,784	—	—	$25,784

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(288,978)	—	—	(288,978)

Total Financial Derivative Instruments	$(263,194)	—	—	$(263,194)

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of September 30, 2012, the Funds had no transfers between levels from the beginning of the reporting period.

Notes to Schedule of Portfolio Investments (continued)

Securities Transacted on a When Issued Basis

The Managers Intermediate Duration Government Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at September 30, 2012 were as follows:

Fund	Principal Amount	Security	Current Liability
Managers Intermediate Duration Government Fund
	$1,500,000	FNMA, 3.500%, TBA	$1,596,094
	4,000,000	FNMA, 4.000%, TBA	4,309,375
	300,000	FNMA, 6.000%, TBA	331,219
	1,350,000	GNMA, 4.500%, TBA	1,481,836

		Total	$7,718,524

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At September 30, 2012, the Funds had the following open futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Short Duration Government Fund
2-Year U.S. Treasury Note	36	Short	12/31/12	$(5,715)
3-Month Eurodollar	155	Short	12/17/12 to 03/17/14	(507,432)
5-Year Interest Rate Swap	169	Short	12/17/12	(53,250)
5-Year U.S. Treasury Note	129	Long	12/31/12	61,154
10-Year Interest Rate Swap	60	Short	12/17/12	(43,721)
10-Year U.S. Treasury Note	4	Long	12/19/12	2,803
U.S. Treasury Long Bond	29	Short	12/19/12	33,912

			Total	$(512,249)

Notes to Schedule of Portfolio Investments (continued)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Intermediate Duration Government Fund
2-Year U.S. Treasury Note	5	Short	12/31/12	$(793)
3-Month Eurodollar	25	Short	12/17/12 to 12/16/13	(251,374)
5-Year Interest Rate Swap	21	Short	12/17/12	(7,600)
5-Year U.S. Treasury Note	47	Long	12/31/12	22,281
10-Year Interest Rate Swap	28	Short	12/17/12	(25,664)
10-Year U.S. Treasury Note	5	Long	12/19/12	3,503
U.S. Treasury Long Bond	3	Long	12/19/12	(3,547)

			Total	$(263,194)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.	GMTN:	Global Medium Term Notes
FHLB:	Federal Home Loan Bank	GSR:	Goldman Sachs REMIC
FHLMC:	Federal Home Loan Mortgage Corp.	MTN:	Medium Term Notes
FNMA:	Federal National Mortgage Association	REIT:	Real Estate Investment Trust
GDIF:	Global Debt Insurance Facility	REMICS:	Real Estate Mortgage Investment Conduits
GNMA:	Government National Mortgage Association	TBA:	To Be Announced

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar	MXN:	Mexican Peso
BRL:	Brazilian Real	NZD:	New Zealand Dollar
EUR:	Euro	SGD:	Singapore Dollar
GBP:	British Pound

Security Ratings

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Below BB	Not Rated
Managers High Yield Fund	0.0%	0.0%	0.0%	3.8%	27.4%	67.8%	1.0%
Managers Fixed Income Fund	10.8%	0.5%	24.9%	49.0%	9.2%	5.3%	0.3%
Managers Short Duration Government Fund	99.7%	0.0%	0.0%	0.1%	0.0%	0.2%	0.0%
Managers Intermediate Duration Government Fund	97.9%	0.1%	0.9%	0.0%	0.0%	1.1%	0.0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 26, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 26, 2012